Property and Equipment, Net - Summary Of Property Plant And Equipment Net (Detail) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	$ 13,867	$ 12,038
Less: accumulated depreciation	8,865	7,156
Property and equipment, net	5,002	4,882
Building [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	2,434	2,342
IT Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	9,695	8,264
Furniture and fixtures [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	1,700	1,397
Other equipment [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	$ 38	$ 35